Income Taxes (Tables)	12 Months Ended
Dec. 31, 2017
Income taxes
Schedule of detailed income taxes

For the year ended December 31,
(M$)	2017	2016	2015
Current income taxes	(3,416)	(2,911)	(4,552)
Deferred income taxes	387	1,941	2,899
Total income taxes	(3,029)	(970)	(1,653)

Schedule of deferred tax balances, including balance sheet presentation and analysis of variation

As of December 31,
(M$)	2017	2016	2015
Net operating losses and tax carry forwards	3,014	3,267	3,100
Employee benefits	1,153	1,257	1,251
Other temporary non-deductible provisions	6,344	5,862	6,279
Differences in depreciations	(13,387)	(14,952)	(17,213)
Other temporary tax deductions	(2,746)	(2,126)	(1,795)
Net deferred tax liability	(5,622)	(6,692)	(8,378)

As of December 31,
(M$)	2017	2016	2015
Deferred tax assets, non-current	5,206	4,368	3,982
Deferred tax liabilities, non-current	(10,828)	(11,060)	(12,360)
Net amount	(5,622)	(6,692)	(8,378)

As of December 31,
(M$)	2017	2016	2015
Opening balance	(6,692)	(8,378)	(10,731)
Deferred tax on income	387	1,941	2,899
Deferred tax on shareholders’ equity (a)	(490)	(21)	(225)
Changes in scope of consolidation (b)	1,154	(370)	(552)
Currency translation adjustment	19	136	231
Closing balance	(5,622)	(6,692)	(8,378)

(a) This amount includes mainly deferred taxes on actuarial gains and losses, current income taxes and deferred taxes for changes in fair value of listed securities classified as financial assets available for sale, as well as deferred taxes related to the cash flow hedge (see Note 9 to the Consolidated Financial Statements).

(b) Changes in scope of consolidation include, as of December 31, 2017 the impact of reclassifications in assets and liabilities classified as held for sale for $1,063 million.

Reconciliation between provision for income taxes and pre-tax income

For the year ended December 31,
(M$)	2017	2016	2015
Consolidated net income	8,299	6,206	4,786
Provision for income taxes	3,029	970	1,653
Pre-tax income	11,328	7,176	6,439
French statutory tax rate	44.43%	34.43%	38.00%
Theoretical tax charge	(5,033)	(2,471)	(2,447)
Difference between French and foreign income tax rates	(633)	5	(6)
Tax effect of equity in income (loss) of affiliates	888	761	897
Permanent differences	1,491	(76)	(371)
Adjustments on prior years income taxes	(91)	54	100
Adjustments on deferred tax related to changes in tax rates	(309)	234	483
Changes in valuation allowance of deferred tax assets	658	523	(309)
Net provision for income taxes	(3,029)	(970)	(1,653)

Schedule of net operating losses and carried forward tax credits by expiration and main countries

As of December 31,
(M$)	2017	2016	2015
2016	—	—	175
2017	—	130	114
2018	75	109	56
2019	64	60	—
2020(a)	60	—	850
2021(b)	24	1,154	—
2022 and after	1,330	—	—
Unlimited	1,461	1,814	1,905
Total	3,014	3,267	3,100

(a)	2020 and after for 2015.
(b)	2021 and after for 2016.

As of December 31, 2017 the schedule of deferred tax assets related to carried forward tax credits on net operating losses for the main countries is as follows:

	Tax
As of December 31, 2017
(M$)	Canada	Australia	France	United States	Netherlands
2018	—	—	—	—	—
2019	—	—	—	—	—
2020	—	—	—	—	—
2021	—	—	—	—	—
2022 and after	708	—	—	340	219
Unlimited	90	515	498	—	—
Total	798	515	498	340	219